CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income for the year	$ 15,725	$ 18,652	$ 10,515
Other comprehensive income (loss) ("OCI") related to:
Gain (loss) recognized in OCI (Note 13)	(142)	(1,844)	1,273
Gain (loss) reclassified from OCI to income (Note 13)	1,205	126	(1,181)
Other compressive income (loss)	1,063	(1,718)	92
Total comprehensive income for the year	$ 16,788	$ 16,934	$ 10,607